PROPERTY AND EQUIPMENT - Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Depreciation of property and equipment	$ 1,300	$ 1,445	$ 1,469
Assets disposed of in period	$ 200